Exhibit 1

Arbor Multifamily Mortgage Securities Trust 2020-MF1

Multifamily Mortgage Pass-Through Certificates, Series 2020-MF1

Report To:

Arbor Private Label Depositor, LLC

Arbor Realty Trust, Inc.

Arbor Private Label, LLC

J.P. Morgan Securities LLC

Deutsche Bank Securities Inc.

11 May 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Private Label Depositor, LLC c/o Corporation Service Company 251 Little Falls Drive Wilmington, Delaware 19808	J.P. Morgan Securities LLC 383 Madison Avenue, 31st Floor New York, New York 10179

Arbor Realty Trust, Inc. Arbor Private Label, LLC 333 Earle Ovington Blvd., 9th Floor Uniondale, New York 11553	Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:	Arbor Multifamily Mortgage Securities Trust 2020-MF1 (the “Issuing Entity”) Multifamily Mortgage Pass-Through Certificates, Series 2020-MF1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Arbor Private Label Depositor, LLC (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
g.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 May 2020

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 40 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on multifamily properties.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to each Mortgage Loan as of the related due date of such Mortgage Loan in May 2020, or with respect to any Mortgage Loan that has its first due date subsequent to May 2020, the date that would otherwise have been the related due date in May 2020 (collectively, the “Cut-off Date”), and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

2.	For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan included in the table below, the Depositor provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the Depositor instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

Attachment A Page 2 of 9

3.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

4.	Subsequent to the performance of the procedures described in Items 2. and 3. above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

5.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the “Principal,” as shown on the Final Data File, we identified any Mortgage Loans that had at least one common “Principal” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	First Payment Date and
b.	Maturity/ARD Date,

as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

we recalculated the “IO Period” of each Mortgage Loan (except for any Interest Only Loan(s) or Amortizing Mortgage Loan(s) (both as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use the “Loan Term (Original),” as shown on the Final Data File, for the “IO Period” characteristic.

For any Amortizing Loan, the Depositor instructed us to use “0” for the “IO Period” characteristic.

Attachment A Page 3 of 9

9.	Using the:
a.	Original Balance,
b.	Gross Interest Rate and
c.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Original)” characteristic.

10.	Using the:
a.	Original Balance,
b.	Accrual Basis,
c.	IO Period,
d.	First Payment Date,
e.	Maturity/ARD Date,
f.	Gross Interest Rate and
g.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cutoff Balance”) and
ii.	The “Maturity/ARD Date” of the Mortgage Loan (the “Maturity Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity Balance” as the aggregate principal balance that is scheduled to be paid on the “Maturity/ARD Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, on the “Maturity/ARD Date.”

Attachment A Page 4 of 9

11.	For any Mortgage Loan on the Final Data File with the “Addit Debt Exist (Y/N)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”) (except for the Summit Apartments Mortgage Loan (as defined herein), which is described in the succeeding paragraph(s) of this Item), the Depositor instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Total Additional Debt Cut-off Date Balance”) and as of the maturity date or anticipated repayment date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined herein) and/or information in the applicable Data Source(s) (as defined herein), assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Total Additional Debt Maturity Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the additional debt, excluding any principal component of the related monthly debt service payment that is described in the applicable Secondary Financing Documents and/or Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any related Companion Loan(s) (as defined herein).

For the Summit Apartments Mortgage Loan, which has the “Addit Debt Exist (Y/N)” characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “Mezzanine” on the Final Data File, the Depositor instructed us to use the information relating to the Summit Apartments Mezzanine Loan (as defined herein) that is located in the related mezzanine loan agreement Secondary Financing Document and the Summit Apartments Mezzanine Loan Amortization Methodology (as defined herein) to recalculate the principal balance of the Summit Apartments Mezzanine Loan as of the Cut-off Date and as of the maturity date of the Summit Apartments Mezzanine Loan. We compared this recalculated information to the corresponding “Total Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that has the “Addit Debt Exist (Y/N)” characteristic as “No,” as shown on the Final Data File, the Depositor instructed us to use “NAP” for the “Total Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

Attachment A Page 5 of 9

12.	Using the:
a.	Pari Passu Piece - In Trust and
b.	Total Non Trust Pari Passu Debt,

as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt” of any Pari Passu Mortgage Loan (as defined herein). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt” characteristic.

13.	For any Pari Passu Mortgage Loan, the Depositor instructed us to use the information in the applicable Data Source(s) and the applicable information contained in Table A2 in Exhibit 2 to Attachment A to recalculate the aggregate principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and as of the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Total Maturity Balance Pari Passu Debt” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “NAP” for the “Total Cut-off Date Pari Passu Debt” and “Total Maturity Balance Pari Passu Debt” characteristics.

14.	Using the:
a.	Cutoff Balance,
b.	Maturity Balance,
c.	Total Additional Debt Cut-off Date Balance,
d.	Total Additional Debt Maturity Balance,
e.	Total Cut-off Date Pari Passu Debt and
f.	Total Maturity Balance Pari Passu Debt,

as applicable, as shown on the Final Data File, we recalculated the:

i.	Total Cut-off Date Debt Balance (Mortgage + Pari + B-note + Mezz) and
ii.	Total Debt Maturity Balance (Mortgage + Pari + B-note + Mezz)

of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

Attachment A Page 6 of 9

14. (continued)

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the Depositor instructed us to use “NAP” for the “Total Cut-off Date Debt Balance (Mortgage + Pari + B-note + Mezz)” and “Total Debt Maturity Balance (Mortgage + Pari + B-note + Mezz)” characteristics.

15.	Using the:
a.	Seasoning,
b.	Amortization Term (Original),
c.	Loan Term (Original) and
d.	IO Period,

as shown on the Final Data File, we recalculated the:

i.	Amortization Term (Remaining) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item), and
ii.	Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

16.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Total Servicing Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Total Servicing Fee,
b.	Trustee/Cert Admin and
c.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Gross Interest Rate and
b.	Total Admin Fee,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9

19.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Circular and
c.	The applicable assumptions and calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	UW NCF DSCR,
ii.	UW NCF DSCR (IO),
iii.	Cut-Off Date LTV,
iv.	Maturity LTV,
v.	UW NOI DY,
vi.	UW NCF DY,
vii.	Annual Debt Service (Amortizing),
viii.	Annual Debt Service (IO),
ix.	Original Loan/Unit,
x.	Cutoff Balance/Unit,
xi.	Maturity Balance per Unit and
xii.	% of Cut-off Date Balance,

of each Mortgage Loan and, with respect to Item xii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For the Underlying Properties associated with any Multiple Property Loan, the Depositor instructed us to use the:

a.	UW NCF DSCR,
b.	UW NCF DSCR (IO),
c.	Cut-Off Date LTV,
d.	Maturity LTV,
e.	UW NOI DY and
f.	UW NCF DY

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through f. above for each Underlying Property associated with such Multiple Property Loan.

For any Pari Passu Mortgage Loan, the Depositor instructed us to use the “Total Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “UW NCF DSCR” and “UW NCF DSCR (IO)” characteristics.

For any Pari Passu Mortgage Loan, the Depositor instructed us to use the “Total Cut-off Date Pari Passu Debt,” as shown on the Final Data File, to recalculate the:

a.	Cut-Off Date LTV,
b.	UW NOI DY,
c.	UW NCF DY and
d.	Cutoff Balance/Unit

characteristics.

Attachment A Page 8 of 9

19. (continued)

For any Pari Passu Mortgage Loan, the Depositor instructed us to use the “Total Maturity Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Maturity LTV” and “Maturity Balance per Unit” characteristics.

For any Pari Passu Mortgage Loan, the Depositor instructed us to use the “Total Original Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Original Loan/Unit” characteristic.

20.	Using the:
a.	Annual Debt Service (Amortizing),
b.	Annual Debt Service (IO),
c.	Total Pari Passu Annual Debt Service and
d.	Additional Debt Annual Debt Service,

as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the Depositor instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

21.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or Secondary Financing Documents, as applicable, and
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Circular,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt Cutoff LTV,
iv.	Total Debt Maturity LTV,
v.	Total Debt Debt NOI DY,
vi.	Total Debt Debt NCF DY and
vii.	Total Debt Per Unit

of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the Depositor instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

Attachment A Page 9 of 9

21. (continued)

For the Underlying Properties associated with any Multiple Property Loan, the Depositor instructed us to use the:

a.	Total Debt NOI DSCR,
b.	Total Debt NCF DSCR,
c.	Total Debt Cutoff LTV,
d.	Total Debt Maturity LTV,
e.	Total Debt Debt NOI DY and
f.	Total Debt Debt NCF DY

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through f. above for each Underlying Property associated with such Multiple Property Loan.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Depositor

• Cedar Cove • South Shore Portfolio	Original Balance, Cutoff Balance and Maturity Balance	The “Original Balance,” “Cutoff Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro rata to the respective Underlying Properties using the “Number of Units” for each respective Underlying Property that is stated in the applicable Source Document

• N/A	Original Balance, Cutoff Balance and Maturity Balance	The “Original Balance,” “Cutoff Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined herein) that are stated in the applicable Data Source (as defined herein)

• LFP Portfolio	Original Balance	The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

	Cutoff Balance and Maturity Balance	The “Cutoff Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Depositor” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
Property City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Appraisal Report or Underwriter’s Summary Report
Number of Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Appraisal Report or Underwriter’s Summary Report
# Units - Commercial	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Amount Sq. Ft – Commercial (see Note 1)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Occupancy %	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Appraisal Report or Underwriter’s Summary Report
Occupancy as of Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Appraisal Report or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Most Recent Occupancy	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date	Underwriter’s Summary Report or Property Occupancy History Report
Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details	Master Lease Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value (see Note 4)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date	Appraisal Report or Portfolio Appraisal Report
Appraisal Valuation Date (see Note 4)	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 5)	Phase II Environmental Report
Seismic Date (see Note 6)	Seismic Report
Seismic Zone	Seismic Report or Engineering Report
PML (%) (see Note 6)	Seismic Report
Earthquake Insurance (see Note 7)	Certificate of Property Insurance or Insurance Review
Environmental Insurance (see Note 8)	Certificate of Environmental Insurance

Exhibit 2 to Attachment A

Underwriting Information: (see Note 9)

Characteristic	Source Document(s)

% of GPR from Commercial Rental Income	Underwriter’s Summary Report
UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Reserve	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
U/W Economic Occupancy	Underwriter’s Summary Report
Most Recent EGI	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Most Recent Financial End Date (see Note 1)	Underwriter’s Summary Report
2nd Most Recent EGI	Underwriter’s Summary Report
2nd Most Recent Expenses	Underwriter’s Summary Report
2nd Most Recent NOI	Underwriter’s Summary Report
2nd Most Recent NCF	Underwriter’s Summary Report
2nd Most Recent Financial End Date	Underwriter’s Summary Report
3rd Most Recent EGI	Underwriter’s Summary Report
3rd Most Recent Expenses	Underwriter’s Summary Report
3rd Most Recent NOI	Underwriter’s Summary Report
3rd Most Recent NCF	Underwriter’s Summary Report
3rd Most Recent Financial End Date	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow (Initial) (see Note 1)	Closing Statement, Loan Funding Advice Sheet, Loan Agreement or Loan Modification Agreement
Tax Escrow (Monthly) (see Notes 1 and 10)	Closing Statement, Loan Funding Advice Sheet, Loan Agreement or Loan Modification Agreement
Insurance Escrow (Initial)	Closing Statement, Loan Funding Advice Sheet, Loan Agreement, Loan Modification Agreement or Collateral Assignment of Escrow Rights
Insurance Escrow (Monthly) (see Notes 1 and 10)	Closing Statement, Loan Funding Advice Sheet, Loan Agreement or Loan Modification Agreement
Replacement Reserve (Initial)	Closing Statement, Loan Agreement or Loan Modification Agreement
Replacement Reserve (Monthly) (see Note 10)	Closing Statement, Loan Agreement or Loan Modification Agreement
Replacement Reserve - Contractual - Cap ($ or N/A) (see Note 11)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Escrow Reserve Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Assumption Agreement
Other Escrow (Initial)	Closing Statement, Loan Agreement, Loan Modification Agreement or Assumption Agreement
Other Escrow (Monthly) (see Note 10)	Closing Statement, Loan Agreement or Loan Modification Agreement
Engineering Escrow/Deferred Maintenance	Closing Statement, Loan Agreement or Loan Modification Agreement
Springing Reserve Type	Loan Agreement or Loan Modification Agreement
Springing Reserve Amount	Loan Agreement or Loan Modification Agreement
Springing Reserve Description	Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Assumption Agreement
Principal	Promissory Note, Loan Agreement, Loan Modification Agreement or Assumption Agreement
Original Balance (see Note 12)

For all Mortgage Loans:

•       Promissory Note, Loan Agreement, Loan Modification Agreement or Amended Promissory Note(s)

For Underlying Properties associated with Multiple Property Loans:

•       Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Gross Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Amount (IO) (see Note 13)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Amount (Amortizing) (see Notes 12 and 14)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Pari Passu Annual Debt Service (see Note 12)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

First Payment Date (see Note 15)	Promissory Note, Loan Agreement or Loan Modification Agreement
Loan Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity/ARD Date (see Note 16)	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Default Grace Period	Promissory Note, Loan Agreement or Loan Modification Agreement
Late Payment Grace Period	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 17)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement
Cash Management (see Note 17)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement
Cash Management Trigger	Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Clearing Account Agreement
Prepayment Provision (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE/SAE	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Loan Purpose (Acquisition, Refinance) (see Note 1)	Closing Statement or Loan Funding Advice Sheet
Title Vesting (Fee/Leasehold/Both) (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment	Ground Lease, Ground Lease Estoppel, Ground Lease Summary, Appraisal Report, Underwriter’s Summary Report or Pro Forma Tile Policy

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ground Lease Escalation Terms	Ground Lease, Ground Lease Estoppel, Ground Lease Summary, Appraisal Report, Underwriter’s Summary Report or Pro Forma Tile Policy
Ground Lease Expiration	Ground Lease, Ground Lease Estoppel, Ground Lease Summary, Appraisal Report, Underwriter’s Summary Report or Pro Forma Tile Policy
Ground Lease Extension Terms	Ground Lease, Ground Lease Estoppel, Ground Lease Summary, Appraisal Report, Underwriter’s Summary Report or Pro Forma Tile Policy
Addit Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Addit Debt Exist (Y/N) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 19 and 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt (if any) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Supplemental Financing (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Future Supplemental Financing Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Secondary Financing In Place (existing) (Y/N) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Secondary Financing Amount (existing) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Secondary Financing Description (existing) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

3880 Broadway	N/A	Amount Sq. Ft - Commercial	6,500

Casa Sol	N/A	Most Recent Financial End Date	12/31/2019

The Atlantic at Cypress Creek	N/A	Tax Escrow (Initial)	$360,005

Axis Apartments	N/A	Tax Escrow (Monthly) Insurance Escrow (Monthly)	$3,047 $1,236

Acadia Park	N/A	Loan Purpose (Acquisition, Refinance)	Refinance

213 Columbia	N/A	Loan Purpose (Acquisition, Refinance)	Refinance

Brookside Apartment Homes	N/A	Title Vesting (Fee/Leasehold/Both) Lien Position	Fee Senior

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent, as shown in the applicable Source Document(s).

4.	For any mortgaged property on the Preliminary Data File that does not have “As-Is” for the “Appraised Value Type (As-Is / Stabilized)” characteristic, the Depositor instructed us to use the corresponding appraised value and date associated with such appraised value, as shown in the applicable Source Document(s), for the “Appraised Value” and “Appraisal Valuation Date” characteristics.

For the purpose of comparing the “Appraised Value” characteristic for the Underlying Properties securing the Multiple Property Loans identified on the Preliminary Data File as “Cedar Cove” and “South Shore Portfolio,” the “Appraised Value” of each Underlying Property is allocated pro-rata to the respective Underlying Properties using the “Number of Units” for each respective Underlying Property that is stated in the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the “Phase II Performed” characteristic, the Depositor instructed us to use:
a.	“NAP” if the “Phase II Recommended” characteristic on the Preliminary Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Preliminary Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Preliminary Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file.

6.	The Depositor instructed us to perform procedures on the:
a.	Seismic Date and
b.	PML (%)

characteristics only for mortgaged properties (if any) that contain a seismic report Source Document in the related loan file.

7.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Depositor instructed us to use “Yes” if the “PML (%)” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance or insurance review Source Document indicates that earthquake insurance is in place. If the “PML (%)” characteristic on the Preliminary Data File is less than 20% or is “NAP,” the Depositor instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance or insurance review Source Document indicates that earthquake insurance is in place.

8.	For the purpose of comparing the “Environmental Insurance” characteristic, the Depositor instructed us to use “Yes” if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

9.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

10.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than any related reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “$0” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

10. (continued)

Additionally, for any of the indicated characteristics with the value on the Preliminary Data File as “$0,” we performed no procedures to determine if any balance in the related reserve account as of the Cut-off Date is equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

11.	For the purpose of comparing the “Replacement Reserve – Contractual – Cap ($ or N/A)” characteristic, the Depositor instructed us to use the reserve cap amount that is shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

12.	The Depositor indicated that any Mortgage Loan included in Table A2 (each, a “Pari Passu Mortgage Loan”) is comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the Depositor indicated that with respect to any Pari Passu Mortgage Loan that contains “Subordinate Debt” or “B-Note” in the “Additional Debt Type(s)” characteristic on the Preliminary Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

For any Whole Loan included in Table A2, the applicable Source Document(s) or other schedule provided by the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”) listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

N/A	N/A	N/A	N/A

For the avoidance of doubt, all references herein to Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance” characteristic for any Pari Passu Mortgage Loan, the Depositor instructed us to use the information in the “Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

Exhibit 2 to Attachment A

Notes: (continued)

12. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Pari Passu Mortgage Loan with “Interest Only” as the “Loan Amortization Type,” as shown on the Preliminary Data File, and which also has “Actual/360” for the “Accrual Basis,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Total Pari Passu Annual Debt Service” as the product of:

a.	The “Total Original Balance Pari Passu Debt” (as defined herein), as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Amount (Amortizing)” characteristic for any Pari Passu Mortgage Loan with “IO-Balloon” as the “Loan Amortization Type,” as shown on the Preliminary Data File (each, a “Partial IO Pari Passu Mortgage Loan”), the Depositor instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “IO Period” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Partial IO Pari Passu Mortgage Loan, the Depositor instructed us to:

a.	Use the pro-rata portion of the monthly principal and interest payment following the expiration of the “IO Period” for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Total Original Balance Pari Passu Debt,” as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Monthly Debt Service Amount (Amortizing)” characteristic for any Pari Passu Mortgage Loan with “Balloon” as the “Loan Amortization Type,” as shown on the Preliminary Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the Depositor instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 2 to Attachment A

Notes: (continued)

12. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Amortizing Pari Passu Mortgage Loan, the Depositor instructed us to:

a.	Use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Total Original Balance Pari Passu Debt,” as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and
b.	Multiply the value described in clause a. above by 12.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “NAP” for the “Total Pari Passu Annual Debt Service” characteristic.

13.	For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any Mortgage Loan with the “Loan Amortization Type” as “Interest Only” (each, an “Interest Only Loan”) or “IO-Balloon” (each, a “Partial IO Loan”), as shown on the Preliminary Data File, and which also has “Actual/360” for the “Accrual Basis,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:
a.	The “Original Balance,” as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For any Mortgage Loan with “Balloon” as the “Loan Amortization Type,” as shown on the Preliminary Data File (each, an “Amortizing Loan”), the Depositor instructed us to use “NAP” for the “Monthly Debt Service Amount (IO)” characteristic.

14.	For the purpose of comparing the “Monthly Debt Service (Amortizing)” characteristic for any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described herein), the Depositor instructed us to use the “Monthly Debt Service (Amortizing)” following the expiration of the “IO Period,” as shown in the applicable Source Document(s).

For any Interest Only Loan, the Depositor instructed us to use “NAP” for the “Monthly Debt Service (Amortizing)” characteristic.

15.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Preliminary Data File where the applicable Source Document(s) do not define the first payment date, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

16.	For any Mortgage Loan on the Preliminary Data File with the “ARD (Y/N)” characteristic as “Y,” the Depositor instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity/ARD Date” characteristic.

17.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Depositor instructed us to use the descriptions included in the Draft Preliminary Offering Circular.

18.	For the purpose of comparing the “Prepayment Provision” characteristic for any Pari Passu Mortgage Loan, the Depositor instructed us to assume that the entire “Mortgage Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to:

a.	Ignore any prepayment premiums or other conditions related to partial release events, as described in the applicable Source Document(s),
b.	Ignore any adjustments based on business day convention, as stated in the applicable Source Document(s) and
c.	Ignore any prepayment premiums related to the acceleration of the related Mortgage Loan, or application of collateral held by the related lender toward repayment of any portion of the unpaid principal balance of the related Mortgage Loan, during the “Prepayment Lockout Period” (as described in the applicable Source Document(s)).

For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor indicated that the first payment due date after the expiration of the “Prepayment Lockout Period” (as described in the applicable Source Document(s)) is not open for prepayment, and that the second payment due date following the expiration of the “Prepayment Lockout Period” is the first payment due date in the open period of the related Mortgage Loan, as prepayment is only permitted on the last day of the month.

For certain Mortgage Loans for which the “Prepayment Premium Period End Date” (as described in the applicable Source Document(s)) occurs on a “Payment Date,” the Depositor instructed us to assume that the lockout and defeasance periods related such Mortgage Loan are through and including such “Prepayment Premium Period End Date” for the purpose of comparing the “Prepayment Provision” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

19.	For the purpose of comparing the indicated characteristics for any Mortgage Loan with Additional Debt (as defined herein), either:
a.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
b.	The Depositor provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, mezzanine loan modification agreements, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the Depositor provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Documents provided to us by the Depositor we could not determine whether there is other existing secondary financing.

For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan with Subordinate Debt, the Depositor instructed us to include the Subordinate Companion Loan(s) as “additional debt.”

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the Depositor instructed us to use:

a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Additional Debt Type(s)” characteristic (except for any Mortgage Loan with the “Addit Debt Permitted (Y/N)” characteristic as “Yes” on the Combined Data File),
c.	“NAP” for the “Additional Debt Interest Rate” characteristic,
d.	“NAP” for the “Additional Debt Annual Debt Service” characteristic,
e.	“NAP” for the “Total Additional Debt (if any)” characteristic,
f.	“No” for the Secondary Financing In Place (existing)” characteristic,
g.	“$0” for the “Secondary Financing Amount (existing)” characteristic and
h.	“N/A” for the “Secondary Financing Description (existing)” characteristic.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for any Mortgage Loan with Additional Debt with more than one mezzanine loan and/or Subordinate Companion Loan, the Depositor instructed us to use the weighted average of the interest rates for the related mezzanine loan(s) and/or Subordinate Companion Loan(s), weighted by the original principal balances of the related mezzanine loan(s) and/or Subordinate Companion Loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

Exhibit 2 to Attachment A

Notes: (continued)

19. (continued)

For the mezzanine loan (the “Summit Apartments Mezzanine Loan”) related to the Mortgage Loan identified on the Preliminary Data File as “Summit Apartments” (the “Summit Apartments Mortgage Loan”), the related mezzanine loan agreement Secondary Financing Document indicates that:

a.	The initial interest rate of the Summit Apartments Mezzanine Loan is 12.0% and
b.	Upon the occurrence of certain conditions described in the mezzanine loan agreement Secondary Financing Document (the “Rate Reduction Conditions”), the interest rate will be reduced to 10.5% from the payment due date in November 2021 through and including the maturity date of the Summit Apartments Mezzanine Loan

(collectively, the “Summit Apartments Mezzanine Loan Interest Rate”).

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the Summit Apartments Mortgage Loan, the Depositor instructed us to use “12.0%.”

20.	For any Mortgage Loan with Additional Debt (except for the Summit Apartments Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Data Source(s) and/or Secondary Financing Documents indicate that the “additional debt” associated with any such Mortgage Loan with Additional Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for any Mortgage Loan with Additional Debt, the Depositor instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Total Additional Debt (if any),” as shown on the Preliminary Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For the Summit Apartments Mezzanine Loan, the mezzanine loan agreement Secondary Financing Document indicates that the related mezzanine borrower is required to:

a.	Make monthly principal amortization payments of $6,250 on each payment due date and
b.	Make monthly payments of accrued interest on each payment due date based on:
i.	The applicable unpaid principal balance of the Summit Apartments Mezzanine Loan,
ii.	The applicable interest rate of the Summit Apartments Mezzanine Loan, as described in the mezzanine loan agreement Secondary Financing Document, and
iii.	365/360,

in each case, from the first payment date through and including the maturity date of the Summit Apartments Mezzanine Loan, as described in the mezzanine loan agreement Secondary Financing Document (collectively, the “Summit Apartments Mezzanine Loan Amortization Methodology”).

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the Summit Apartments Mortgage Loan, the Depositor instructed us to use the sum of the first 12 monthly principal and interest payments following the Cut-off Date for the Summit Apartments Mezzanine Loan, as calculated using the Summit Apartments Mezzanine Loan Amortization Methodology.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

No

Loan Status

Property Name

Number of Properties

Crossed Loans

Condo Ownership (% or N/A)

Appraised Value Type (As-Is / Stabilized)

Pari Passu Note Control (Y/N)

Pari Passu Piece – In Trust

Total Non Trust Pari Passu Debt

Master Servicer

Primary Servicer

Trustee/Cert Admin

CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.